Document and Entity Information	12 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	KINTARA THERAPEUTICS, INC.
Amendment Flag	false
Entity Central Index Key	0001498382